Average Annual Total Returns - FidelityGrowthDiscoveryFund-RetailPRO - FidelityGrowthDiscoveryFund-RetailPRO - Fidelity Growth Discovery Fund	Aug. 29, 2024
Fidelity Growth Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	35.65%
Past 5 years	19.34%
Past 10 years	14.60%
Fidelity Growth Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	34.77%
Past 5 years	17.38%
Past 10 years	13.39%
Fidelity Growth Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	21.63%
Past 5 years	15.37%
Past 10 years	12.03%
RS007
Average Annual Return:
Past 1 year	41.21%
Past 5 years	18.85%
Past 10 years	14.33%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%